Other Long-Term Receivable	6 Months Ended
Mar. 31, 2024
Other Long-Term Receivable [Abstract]
OTHER LONG-TERM RECEIVABLE

NOTE 10 – OTHER LONG-TERM RECEIVABLE

Other long-term receivable as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Other long-term receivables	$267,823	$248,011
Total	$267,823	$248,011

The long-term receivables mainly consist of performance guarantees for project investments and deposits for establishing online stores on various e-commerce platforms. As of March 31, 2024, these long-term receivables, with an age range of 3 to 5 years, are projected to be recovered upon conclusion of the project.